March 5, 2003



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Evergreen Equity Trust (the "Trust")
               Evergreen Sector Funds
                 Evergreen Health Care Fund
                 Evergreen Technology Fund
                 Evergreen Utility and Telecommunications
               Post-Effective Amendment No. 56 to Registration Statement Nos. 333-37453/811-08413

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus and statement of additional information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and statement of additional information contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 56 to Registration Statement Nos. 333-37453/811-08413) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on February 27, 2003.

     If you have any questions or would like further information, please call me at (617) 210-3687.

                                           Very truly yours,

                                           /s/ Regina Brown

                                           Regina Brown